Note 2 - Investment Securities - Amortized Cost and Fair Value on Held-to-maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Available for sale, amortized cost	$ 213,570	$ 242,461
Available for sale, gross unrealized gains	2	0
Available for sale, gross unrealized losses	35,777	41,139
Available for sale, estimated fair value	177,795	201,322
Held to maturity, amortized cost	387,799	406,590
Held to maturity, gross unrealized gains	33	0
Held to maturity, gross unrealized losses	32,414	31,298
Held to maturity, fair value	355,418	375,292
US Government Agencies Debt Securities [Member]
Available for sale, amortized cost	4,065
Available for sale, gross unrealized gains	0
Available for sale, gross unrealized losses	375
Available for sale, estimated fair value	3,690
Held to maturity, amortized cost		4,002
Held to maturity, gross unrealized gains		0
Held to maturity, gross unrealized losses		367
Held to maturity, fair value		3,635
Collateralized Mortgage-Backed Securities [Member]
Available for sale, amortized cost	94,255	107,055
Available for sale, gross unrealized gains	0	0
Available for sale, gross unrealized losses	9,883	10,083
Available for sale, estimated fair value	84,372	96,972
Held to maturity, amortized cost	290,803	309,748
Held to maturity, gross unrealized gains	0	0
Held to maturity, gross unrealized losses	29,011	24,654
Held to maturity, fair value	261,792	285,094
US States and Political Subdivisions Debt Securities [Member]
Available for sale, amortized cost	118,815	134,906
Available for sale, gross unrealized gains	2	0
Available for sale, gross unrealized losses	25,839	30,993
Available for sale, estimated fair value	92,978	103,913
Held to maturity, amortized cost	92,931	92,840
Held to maturity, gross unrealized gains	33	0
Held to maturity, gross unrealized losses	3,028	6,277
Held to maturity, fair value	$ 89,936	$ 86,563